Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
As at January 1	£ 256	£ 365
Additions	356	76
Reversals		(192)
Unwinding of discount	8	7
As at December 31	620	256
Tax and social security
Disclosure of other provisions [line items]
As at January 1	148	264
Additions	356	76
Reversals		(192)
As at December 31	504	148
Dilapidation Provision
Disclosure of other provisions [line items]
As at January 1	108	101
Unwinding of discount	8	7
As at December 31	£ 116	£ 108